Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Benefit Plans
Schedule of Information About the Plan's Funded Status and Pension Cost

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2021	2020

	(In thousands)
Change in benefit obligation
Beginning of year	$(7,215)	$(5,588)
Service cost	(528)	(389)
Interest cost	(239)	(234)
Actuarial gain (loss)	45	(1,534)
Benefits paid	379	530

End of year	(7,558)	(7,215)

Change in fair value of plan assets
Beginning of year	6,522	6,111
Actual return on plan assets	944	563
Employer contribution	657	378
Benefits paid	(379)	(530)

End of year	7,744	6,522

Funded (unfunded) status at end of year	$186	$(693)

Schedule of Components of Net Periodic Benefit Cost

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2021	2020

	(In thousands)
Unamortized net loss	$2,531	$3,302
Unamortized prior service	(403)	(492)

	$2,128	$2,810

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2021	2020

	(In thousands)
Projected benefit obligation	$7,558	$7,215
Accumulated benefit obligation	$6,405	$6,168
Fair value of plan assets	$7,744	$6,522

Schedule of pension expense

	December 31,
	2021	2020

	(In thousands)
Components of net periodic benefit cost
Service cost	$528	$389
Interest cost	239	234
Expected return on plan assets	(487)	(467)
Amortization of prior service credit	(89)	(89)
Amortization of net loss	270	145

Net periodic benefit cost	$461	$212

Summary of Significant Assumptions

Significant assumptions include:

	Pension Benefits
	2021	2020
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.41%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.41%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

Summary of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2021:

Pension
Benefits
(In thousands)
2022	$544
2023	383
2024	468
2025	428
2026	598
2027-2031	3,336
Total	$6,301

Schedule of Target Asset Allocation Percentages

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

At December 31, 2021 and 2020, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2021	2020
Equity securities	69.5%	70.3%
Debt securities	28.0	28.1
Cash and cash equivalents	2.5	1.6

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2021
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$198	$198	$—	$—
Mutual funds – equities
ETF mutual funds	4,964	4,964	—	—
Large and small Cap	99	99	—	—
International	319	319
Commodities	––	––	—	—
Mutual funds – fixed income
Fixed income	1,340	1,340	—	—
ETF fixed income	824	824	—	—

Total	$7,744	$7,744	$—	$—

December 31, 2020
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$103	$103	$—	$—
Mutual funds – equities
ETF mutual funds	4,190	4,190	—	—
Large and small Cap	111	111	—	—
International	287	287
Commodities	––	––	—	—
Mutual funds – fixed income
Fixed income	1,193	1,193	—	—
ETF fixed income	638	638	—	—

Total	$6,522	$6,522	$—	$—

Schedule of Share Information for the ESOP

Share information for the ESOP is as follows at December 31, 2021 and 2020:

	2021	2020
Allocated shares at beginning of the year	417,086	411,411
Shares released for allocation during the year	—	23,635
Net shares distributed due to retirement/diversification	(18,982)	(17,960)
Unearned shares	––	––

Total ESOP shares	398,104	417,086

Fair value of unearned shares at December 31st	$––	$––